GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin  53202-3580

Telephone:  (414) 273-3500  Fax:  (414) 273-5198

October 24, 2003

VIA EDGAR

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:  Grand Prix Funds, Inc. (Registration Nos. 333-108873; 811-8461)

Ladies and Gentlemen:

In connection with the proposed acquisition of Hartford Mutual Investment Fund, Inc., a Connecticut corporation (the “Hartford Fund”), by the Grand Prix Fund, a series of Grand Prix Funds, Inc., a Maryland corporation (the “Company”), on behalf of the Company and pursuant to Rule 497(b) of the Securities Act of 1933, as amended (the “Act”), we hereby file the form of Prospectus used by the Company after the effective date of the Company’s Registration Statement on Form N-14 (SEC File No. 333-108873) (the “Registration Statement”) which was filed on September 17, 2003 and which became effective pursuant to Rule 488 of the Act on October 17, 2003.  The Prospectus was mailed to shareholders of the Hartford Fund on or around October 20, 2003.

In addition, please note that in lieu of filing the form of Statement of Additional Information used by the Company after the effective date of the Registration Statement, in accordance with Rule 497(j) under the Act, we are hereby providing you with notice that (i) the form of Statement of Additional Information that would have been filed under Rule 497(b) or (c) of the Act for the Company would not have differed from that contained in the Company’s Registration Statement, and (ii) the text of the Company’s Registration Statement was filed electronically on September 17, 2003.

If you have any questions about the foregoing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michelle M. Nelson

Michelle M. Nelson

cc:

Working Group